19. Financial instruments (Details 6) R$ in Millions	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Carrying amount	R$ (9,689)
Fair value	(9,085)
Trade receibles with credit card companies and sales vouchers [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	113
Fair value	113
Cross-currency interest rate swap [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	(12)
Fair value	(12)
Interest rate swap [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	(23)
Fair value	(23)
Forward between currencies [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	(2)
Fair value	(2)
Borrowings and financing (FVPL) [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	(284)
Fair value	(284)
Borrowings and financing and debentures (amortized cost) [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	(8,845)
Fair value	(8,241)
Disco group put option [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	(636)
Fair value	R$ (636)